OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES AND PREPAYMENTS
Prepaid expense and prepayments	¥ 20,264	¥ 640
Security deposit	105	121
Other receivable	412	84
Other receivables and prepayments	¥ 20,781	¥ 845